Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Activity in allowance for doubtful trade accounts receivable
The activity in the allowance for doubtful accounts receivable for the years ended December 31 is as follows:

In millions	2015	2014	2013
Beginning balance	$256	$256	$243
Additions charged to bad debt expense	216	185	195
Write-offs charged to allowance	(311)	(185)	(182)
Ending balance	$161	$256	$256

Components of property and equipment
The following are the components of property and equipment at December 31:

In millions	2015	2014
Land	$1,635	$1,506
Building and improvements	3,168	2,828
Fixtures and equipment	10,001	8,958
Leasehold improvements	4,015	3,626
Software	2,217	1,868
	21,036	18,786
Accumulated depreciation and amortization	(11,181)	(9,943)
Property and equipment, net	$9,855	$8,843

Reconciliation of the changes in the redeemable noncontrolling interest
Below is a summary of the changes in redeemable noncontrolling interest for the year ended December 31, 2015:

In millions
Acquisition of noncontrolling interest	$39
Net income attributable to noncontrolling interest	1
Distributions	(1)
Balance, December 31, 2015	$39

Schedule of Accumulated Other Comprehensive Income (Loss) by Component
Changes in accumulated other comprehensive income (loss) by component are shown below:

	Year Ended December 31, 2015(1)
In millions	Foreign Currency	Losses on Cash Flow Hedges	Pension and Other Postretirement Benefits	Total
Balance, December 31, 2014	$(65)	$(9)	$(143)	$(217)
Other comprehensive income (loss) before reclassifications	(100)	—	(56)	(156)
Amounts reclassified from accumulated other comprehensive income (2)	—	2	13	15
Net other comprehensive income (loss)	(100)	2	(43)	(141)
Balance, December 31, 2015	$(165)	$(7)	$(186)	$(358)

	Year Ended December 31, 2014(1)
	Foreign Currency	Losses on Cash Flow Hedges	Pension and Other Postretirement Benefits	Total
Balance, December 31, 2013	$(30)	$(13)	$(106)	$(149)
Other comprehensive income (loss) before reclassifications	(35)	—	—	(35)
Amounts reclassified from accumulated other comprehensive income (2)	—	4	(37)	(33)
Net other comprehensive income (loss)	(35)	4	(37)	(68)
Balance, December 31, 2014	$(65)	$(9)	$(143)	$(217)

(1)	All amounts are net of tax.

(2)
The amounts reclassified from accumulated other comprehensive income for cash flow hedges are recorded within interest expense, net on the consolidated statement of income. The amounts reclassified from accumulated other comprehensive income for pension and other postretirement benefits are included in operating expenses on the consolidated statement of income.

Discontinued Operations Results
Below is a summary of the results of discontinued operations for the years ended December 31:

In millions	2015	2014	2013
Income from discontinued operations	$15	$(1)	$(12)
Income tax expense	(6)	—	4
Income from discontinued operations, net of tax	$9	$(1)	$(8)

Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The following is a reconciliation of the effect of this reclassification on the Company’s consolidated balance sheet as of December 31, 2014:

In millions	As Previously Reported	Adjustments	As Revised
Other assets	$1,510	$(65)	$1,445
Total assets	74,252	(65)	74,187
Long-term debt	11,695	(65)	11,630
Total liabilities and shareholders’ equity	74,252	(65)	74,187